Lease liabilities - Disclosure of maturity analysis of operating lease payments (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Maturity Analysis for Lease Liabilities by Maturity Date [Line Items]
Gross lease liabilities	€ 156,626	€ 166,592
Not later than one year [member]
Disclosure of Maturity Analysis for Lease Liabilities by Maturity Date [Line Items]
Gross lease liabilities	38,029	43,687
Later than one year and not later than two years [member]
Disclosure of Maturity Analysis for Lease Liabilities by Maturity Date [Line Items]
Gross lease liabilities	30,435	29,393
Later than two years and not later than three years [member]
Disclosure of Maturity Analysis for Lease Liabilities by Maturity Date [Line Items]
Gross lease liabilities	24,573	21,698
Beyond three years [Member]
Disclosure of Maturity Analysis for Lease Liabilities by Maturity Date [Line Items]
Gross lease liabilities	€ 63,589	€ 71,814